Business Combination - Additional Information (Detail)		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 04, 2019 USD ($) d shares	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 11, 2019 USD ($)
Business Acquisition [Line Items]
Business combination equity interests issued or issuable value					$ 150,000,000
XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination additional consideration payable through equity issue fair value			$ 679,000
Fair Value Measurement One [Member]
Business Acquisition [Line Items]
Discount rate used to estimate the value of contingent consideration | d	0.125
Quantum Fuel Systems LLC [Member]
Business Acquisition [Line Items]
Business combination total consideration			1,759,000
Business combination deferred cash consideration payable			229,000
Business combination equity interests issued or issuable value			109,000
Business combination fair value of contingent consideration			$ 1,421,000
Quantum Fuel Systems LLC [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination total consideration	$ 1,759,000			$ 1,759,000
Business combination period within which purchase consideration must be paid	270 days
Business combination deferred cash consideration payable	$ 229,000	$ 229,000		229,000
Business combination equity interests issued or issuable shares | shares	606,060
Business combination equity interests issued or issuable value	$ 109,000	109,000		109,000
Business combination fair value of contingent consideration		$ 1,421,000		1,421,000
Quantum Fuel Systems LLC [Member] | Selling, General and Administrative Expenses [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination acquisition related expenses				$ 48,000
Quantum Fuel Systems LLC [Member] | Developed Technology Rights [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired estimated useful life		4 years
Quantum Fuel Systems LLC [Member] | Fair Value Measurement One [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination fair value of contingent consideration	$ 1,421,000
Discount rate used to estimate the fair value of deferred purchase consideration	125.00%
Quantum Fuel Systems LLC [Member] | Milestone One [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination fair value of contingent consideration	$ 450,000
Quantum Fuel Systems LLC [Member] | Milestone One [Member] | Fair Value Measurement One [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination fair value of contingent consideration	400,000
Quantum Fuel Systems LLC [Member] | Milestone Two [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination fair value of contingent consideration	475,000
Quantum Fuel Systems LLC [Member] | Milestone Two [Member] | Cash Payment [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination fair value of contingent consideration	$ 500,000
Quantum Fuel Systems LLC [Member] | Milestone Two [Member] | Settlement Through Shares [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination additional consideration payable through equity issue shares | shares	865,800
Business combination additional consideration payable through equity issue fair value	$ 123,000
Quantum Fuel Systems LLC [Member] | Milestone Two [Member] | Fair Value Measurement One [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination fair value of contingent consideration	387,000
Quantum Fuel Systems LLC [Member] | Milestone Three [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination fair value of contingent consideration	475,000
Quantum Fuel Systems LLC [Member] | Milestone Three [Member] | Cash Payment [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination fair value of contingent consideration	$ 500,000
Quantum Fuel Systems LLC [Member] | Milestone Three [Member] | Settlement Through Shares [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination additional consideration payable through equity issue shares | shares	865,800
Business combination additional consideration payable through equity issue fair value	$ 123,000
Quantum Fuel Systems LLC [Member] | Milestone Three [Member] | Fair Value Measurement One [Member] | XL Hybrids, Inc [Member]
Business Acquisition [Line Items]
Business combination fair value of contingent consideration	$ 387,000